Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Equity Income Fund
Issuer	Bank of America Corp (PFD) 4.30% 07/28/2168
Ticker/Sedol	060505FQ2
Principal Amount (US$)	$1,100,000,000
Principal Amount (Foreign$)	n/a
Amount Purchased (US$)	$5,000,000
Amount Purchased (Foreign$)	n/a
Trade Date	01/21/2020
Price (US$)	100
Price-Foreign	n/a
Underwriter	BofA Securities, Inc.
Other Syndicate Members:
Underwriting Spread	n/a
Currency	USD